Profit on Sale of Assets Realization of Loans Indirect Tax and Other (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 03, 2012
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Mandatory convertible bonds underwriting and professional fees	$ 0	$ 0	$ 26
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	0	7	0
Loss on disposal of land, equipment and assets, mineral rights and exploration properties and other	14	8	19
Reassessment of other receivables	1	(1)	9
(Recovery)/loss on consignment inventory	0	0	(5)
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	35	(43)	(3)
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	40	6	17
Royalties received	(23)	(79)	(8)
Impairment of investments	16	21	2
Profit on disposal of investments	0	0	(52)
Business interruption recoveries	0	0	(19)
Mining contractor termination and settlement costs	21	0	1
Tau Lekoa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(5)	(5)	(3)
Loss on sale of Tau Lekoa Gold mine	0	0	7
Obuasi [Member]
Component Of Operating Other Cost And Expense [Line Items]
Insurance Recoveries	0	(3)	0
Mining contractor termination and settlement costs	17
Siguiri [Member]
Component Of Operating Other Cost And Expense [Line Items]
Mining contractor termination and settlement costs	4
Geita [Member]
Component Of Operating Other Cost And Expense [Line Items]
Mining contractor termination and settlement costs			1
Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(18)	(38)	(4)
Ayanfuri Mine [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received		(35)
Iss International [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	0	(2)	0
Aga Polymetal Strategic Alliance [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	(20)	0	0
Other Royalty Agreements [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received		(1)	(1)
Australia [Member] | Red5 [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal of investments			(7)
Brazil [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	1	(1)
Tanzania [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims		(10)	6
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	11	9	10
Argentina [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	(1)	2
Colombia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	16
Colombia [Member] | B2 Gold Corporation [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal of investments			(45)
North America [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	3
Ghana [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	11	5
Namibia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	(1)	1
South Africa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims			1
South Africa [Member] | Savuka [Member]
Component Of Operating Other Cost And Expense [Line Items]
Insurance Recoveries			(46)
Business interruption recoveries			(19)
Reimbursement of costs (included in Production costs)			(16)
South Africa [Member] | Rand Refinery [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	$ (14)	$ 0	$ 0
Percent Disposed [Percent]				5.00%